UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ X ]; Amendment Number:  ___1___

This Amendment:

[  ]  is a restatement.
[ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Investors, Inc.

Address:  Federated Investors Tower
                1001 Liberty Avenue
                Pittsburgh, PA  15222-3779

Form 13F File Number:  28-04375

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian P. Bouda
Title:   Chief Compliance Officer
Phone:  (412) 288-8634

Signature, Place, and Date of Signing:
/s/Brian P. Bouda   Pittsburgh, PA             November 3, 2010
This amendment is being filed due to an error in the share amount of one issuer.

COVER PAGE ADDENDUM FOR FORM 13F

Federated Investors, Inc. ("Investors") is affiliated with the institutional investment managers listed on the summary page of this Form 13F in the manner described below. By virtue of Rule
13F-1(b) under the Securities Exchange Act of 1934,
Investors is deemed to share investment discretion over all investments reported herein. This filing does not constitute an admission that such investment discretion does in fact exist, but is made solely to comply with applicable law.

The information set forth below is numbered to correspond with the names of the other parties with respect to which this schedule is filed as listed at the bottom of the cover page hereof:

1.  Federated Investment Counseling ("FIC") is an
Investment Adviser to Federated International Funds,
PLC and certain private investment accounts, consisting primarily of pension and retirement plans. FIC is a wholly-owned subsidiary of Investors. Investors exercises investment discretion over certain investments as reported by FIC. FIC exercises investment discretion over the investments identified with the number "1" under
Item 7 in the attached tables. This filing is made on behalf of FIC with respect to all investments over which it exercises investment discretion.

2. Federated Investment Management Company ("FIM") is the Investment Adviser to certain Federated
Funds. FIM is a wholly-owned subsidiary of Investors. Subject to guidelines established by the Boards of Trustees or Directors of the aforementioned Funds, FIM exercises investment discretion over the investments identified with the number "2" under Item 7 in the attached tables.
This filing is made on behalf of FIM with respect to all investments over which it exercises investment discretion.

4.  Passport Research Ltd. ("PR") is the Investment
Adviser to Edward D. Jones Money Market Fund.  PR is
50.5% owned subsidiary of FIM. FIM is a wholly-owned subsidiary of Investors. Subject to guidelines established by the Boards of Trustees of the aforementioned investment company, PR exercises investment discretion over the investments identified with the number "4" under Item 7 in the attached tables. This filing is made on behalf of PR with respect to all investments over which it exercises investment discretion.

8. Federated Advisory Services Company ("FASC") is an Investment Adviser that provides investment advice and other services to related advisers.

9.  Federated Equity Management Company of
Pennsylvania ("FEMCOPA") is the Investment Adviser to certain Federated Funds. FEMCOPA is a wholly-owned subsidiary of Investors. Subject to guidelines established by the Boards of Trustees or Directors of the aforementioned Funds, FEMCOPA exercises investment discretion over the investments identified with the number "9" under Item 7 in the attached tables. This filing is made on behalf of FEMCOPA with respect to all investments over which it exercise investment discretion.

21.  Federated Global Investment Management Corp.
("Global") is the Investment Adviser to certain international Federated Funds and certain international private investment accounts. Global is a wholly-owned subsidiary of Investors. Subject to guidelines established by the Board of Trustees or Directors of the aforementioned Funds, Global exercises investment discretion over the investments identified with the number "21" under Item 7 in the attached tables. This filing is made on behalf of Global with respect to all investments over which it exercises investment discretion.

22.  Federated MDT Advisers ("MDT") is the
Investment Adviser to certain Federated Funds. MDT is a wholly-owned subsidiary of Investors. Subject to guidelines established by the Boards of Trustees or Directors of the aforementioned Funds, MDT exercises investment discretion over the investments identified with the number "22" under Item 7 in the attached tables. This filing is made on behalf of MDT with respect to all investments over which it exercise investment discretion.

Report Type

[ X] 13F HOLDING REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

Form 13 F Summary Page

Number of Other Included Managers:   7

Form 13F Information Table Entry Total:  1
Form 13F Information Table Value Total:  $87,493.95

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number        Name

01        28-01454         Federated Investment Counseling
02        28-04377         Federated Investment Management Company
04        28-02491         Passport Research, Ltd.
08        28-10899         Federated Advisory Services Company
09        28-10900         Federated Equity Management Company of Pennsylvania
21        28-04379         Federated Global Investment Management Corp.
22        28-06902         Federated MDT Advisers

 NAME OF    TITLE OF    CUSIP      VALUE    SHRS OR PRN SH/ PRN PUT/ CALL INVESTMENT DISCRETION OTHER MANAGERS   SOLE    SHARED NONE
  ISSUER     CLASS               (X$1000)       AMT

CONCEPTUS  COM        206016107 87,493.95   5,615,786   SH                DEFINED               09             5,615,786 0      0
INC


